Other Comprehensive Income	12 Months Ended
Dec. 31, 2014
Other Comprehensive Income

15. Other Comprehensive Income

The components of other comprehensive income (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

	2014
($ in thousands)	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$92,340	$(32,319)	$60,021
Less: reclassification adjustment of realized capital gains and losses	64,197	(22,469)	41,728

Unrealized net capital gains and losses	28,143	(9,850)	18,293
Unrealized foreign currency translation adjustments	(1,436)	502	(934)

Other comprehensive income	$26,707	$(9,348)	$17,359

	2013
	Pre-tax	Tax	After-tax
Unrealized net holding losses arising during the period, net of related offsets	$(112,511)	$39,379	$(73,132)
Less: reclassification adjustment of realized capital gains and losses	27,975	(9,791)	18,184

Unrealized net capital gains and losses	(140,486)	49,170	(91,316)
Unrealized foreign currency translation adjustments	1,312	(459)	853

Other comprehensive loss	$(139,174)	$48,711	$(90,463)

	2012
	Pre-tax	Tax	After-tax
Unrealized net holding gains arising during the period, net of related offsets	$75,239	$(26,333)	$48,906
Less: reclassification adjustment of realized capital gains and losses	431	(151)	280

Unrealized net capital gains and losses	74,808	(26,182)	48,626
Unrealized foreign currency translation adjustments	(642)	225	(417)

Other comprehensive income	$74,166	$(25,957)	$48,209